UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

INCOME TRUST

LEGG MASON WESTERN ASSET CALIFORNIA

MUNICIPALS FUND

FORM N-Q

November 30, 2010

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.0%
Education - 2.2%
California EFA Revenue	5.500%	7/1/15	$1,020,000	$964,685
California EFA Revenue, Occidental College	5.300%	10/1/38	8,320,000	8,528,167
California Infrastructure & Economic Development Bank Revenue, California Science Center Phase II, NATL/FGIC	5.000%	5/1/31	3,000,000	2,747,100
California Municipal Finance Authority Revenue:
Biola University	5.800%	10/1/28	2,500,000	2,582,550
Biola University	5.875%	10/1/34	2,000,000	2,045,760

Total Education				16,868,262

Health Care - 14.4%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	7,500,000	8,108,100
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/39	5,000,000	4,709,500
Marshall Hospital, CMI	5.250%	11/1/18	2,500,000	2,507,975
Providence Health & Services	6.500%	10/1/38	3,750,000	4,156,462
Providence Health & Services	5.500%	10/1/39	6,000,000	6,032,820
Unrefunded Balance Catholic-2005-A, NATL	5.125%	7/1/24	2,050,000	2,054,900
Unrefunded Balance, NATL	5.000%	8/15/19	1,870,000	1,880,715
California Statewide CDA Revenue:
Catholic Healthcare West	5.500%	7/1/30	5,000,000	5,063,000
Catholic Healthcare West	5.625%	7/1/35	6,000,000	6,116,340
Enloe Medical Center, CMI	6.250%	8/15/33	17,475,000	18,065,480
FHA, Methodist Hospital Project	6.750%	2/1/38	10,000,000	11,187,300
Health Facility Adventist Health System	5.000%	3/1/35	4,000,000	3,635,320
Health Facility Los Angeles Jewish Home for the Aging, CMI	5.000%	11/15/37	6,035,000	5,372,116
John Muir Health	5.125%	7/1/39	7,000,000	6,556,760
St. Joseph Health System, NATL	5.125%	7/1/24	11,000,000	11,273,570
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,397,900

Total Health Care				107,118,258

Housing - 5.8%
California Housing Finance Agency Revenue:
Home Mortgage	5.050%	2/1/29	15,000,000	13,344,150	(a)
Home Mortgage	5.550%	8/1/33	10,000,000	9,576,800	(a)
Home Mortgage	4.700%	8/1/36	3,000,000	2,432,340	(a)
Home Mortgage	4.800%	8/1/36	2,000,000	1,699,160	(a)
Home Mortgage	4.800%	8/1/37	15,000,000	12,058,350	(a)
Home Mortgage	5.600%	8/1/38	2,500,000	2,385,350	(a)
Home Mortgage Capital Appreciation	0.000%	8/1/16	125,000	66,606
Home Mortgage Capital Appreciation, FHA	0.000%	8/1/15	115,000	71,666
Home Mortgage, MGIC	10.250%	2/1/14	5,000	5,093
MFH III, NATL	5.850%	8/1/17	665,000	665,472	(a)
California Rural Home Mortgage Financing Authority, Single-Family Mortgage Revenue, Mortgage-Backed Securities, GNMA/FNMA- Collateralized	6.000%	12/1/31	90,000	91,938	(a)
San Francisco, CA, City & County RDA, Multi- Family Revenue, 1045 Mission Apartments, GNMA-Collateralized	5.200%	12/20/17	660,000	660,059	(a)

Total Housing				43,056,984

Industrial Revenue - 3.5%

California PCFA Revenue, San Diego Gas & Electric Co.	6.800%	6/1/15	1,500,000	1,738,680	(a)
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase	5.500%	11/15/37	7,000,000	6,836,410

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - continued
Southern California Public Power Authority, Project Number 1	5.000%	11/1/33	$12,410,000	$11,134,500
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.625%	10/1/29	6,000,000	6,440,460

Total Industrial Revenue				26,150,050

Leasing - 9.0%
Anaheim, CA, COP, Regular Fixed Option Bonds, NATL	6.200%	7/16/23	2,000,000	2,010,040
California State Public Works Board, Lease Revenue, Department of Corrections, NATL	5.000%	9/1/21	2,500,000	2,500,225
Cucamonga County, CA, Water District, COP, NATL/FGIC	5.125%	9/1/31	4,000,000	4,029,840
Eastern Municipal Water District, CA, Water & Sewer Revenue, COP, NATL/FGIC	6.750%	7/1/12	530,000	534,881
Escondido, CA, Union High School District, COP, NATL/FGIC	5.000%	9/1/37	15,000	13,245
Lodi, CA, Wastewater Systems Revenue, COP, NATL	5.000%	10/1/23	1,720,000	1,785,962
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	20,000,000	21,245,600
Modesto, CA, Irrigation District, COP, Capital Improvements	5.750%	10/1/34	15,000,000	15,799,200
Palm Springs, CA, Financing Authority, Lease Revenue, Convention Center Project, NATL	5.500%	11/1/29	4,500,000	4,599,855
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Youth Services Campus	5.000%	7/15/36	2,000,000	1,974,280
Santa Ana, CA Financing Authority, Lease Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	2,875,000	3,102,758
Southern California Water Replenishment District Revenue, COP	6.000%	8/1/38	5,340,000	5,672,522
Stockton, CA, PFA, Lease Revenue:
Parking & Capital Projects, NATL/FGIC	5.125%	9/1/30	2,000,000	1,900,940
Parking & Capital Projects, NATL/FGIC	5.250%	9/1/34	1,900,000	1,737,816

Total Leasing				66,907,164

Local General Obligation - 1.4%
Adelanto, CA, School District, GO, Capital Appreciation, NATL/FGIC	0.000%	9/1/18	1,815,000	1,242,767
Corona-Norca, CA, USD, GO:
AGM	0.000%	8/1/39	18,000,000	2,934,360
AGM	5.500%	8/1/39	5,000,000	5,220,100
San Diego, CA, GO, Public Safety Communication Project	6.650%	7/15/11	1,000,000	1,035,970

Total Local General Obligation				10,433,197

Other - 3.8%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Jackson Laboratory	5.750%	7/1/37	17,900,000	17,424,039
California Infrastructure & Economic Development Bank Revenue:
Salvation Army Western, AMBAC	5.000%	9/1/27	2,120,000	2,191,423
Salvation Army Western, AMBAC	5.000%	9/1/28	3,065,000	3,144,720
Pomona, CA, PFA Revenue, Merged Redevelopment Project, Tax Allocation, NATL	5.000%	2/1/21	5,550,000	5,411,583

Total Other				28,171,765

Power - 11.0%
Chula Vista, CA, IDR, San Diego Gas & Electric Co.	5.875%	2/15/34	16,610,000	18,555,363
Imperial Irrigation District Electric Revenue	5.125%	11/1/38	25,000,000	25,429,750

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - continued
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	$35,000,000	$38,152,100

Total Power				82,137,213

Pre-Refunded/Escrowed to Maturity - 18.4%
Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized	7.750%	5/1/22	260,000	326,729	(a)(b)
Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing Project, AGM	6.250%	8/1/11	1,125,000	1,135,125	(a)(b)
Martinez, CA, Home Mortgage Revenue, UGRIC	10.750%	2/1/16	60,000	72,077	(b)
Ontario, CA, Redevelopment Financing Authority Revenue, Ontario Redevelopment Project No. 1, NATL	5.800%	8/1/23	2,670,000	2,989,225	(b)
Perris, CA, Single-Family Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized	8.300%	12/1/13	3,325,000	3,905,246	(a)(b)
Pleasanton-Suisan City, CA, HFA Home Mortgage Revenue, Municipal Multiplier 1984, NATL	0.000%	10/1/16	6,000,000	5,367,720	(b)
Redding, CA, Electric System Revenue, COP, Regular Linked SAVRS & RIBS, NATL	6.368%	7/1/22	1,895,000	2,251,544	(b)
Riverside County, CA, Single-Family Revenue:
Mortgage-Backed Securities Program, GNMA- Collateralized	8.300%	11/1/12	2,620,000	2,983,263	(a)(b)
Mortgage-Backed Securities Program, GNMA- Collateralized	7.800%	5/1/21	1,000,000	1,379,840	(a)(b)
Sacramento County, CA, Single-Family Mortgage Revenue, Issue A, GNMA-Collateralized	8.000%	7/1/16	1,500,000	1,943,310	(a)(b)
San Bernardino County, CA, COP, Capital Facilities Project	6.875%	8/1/24	2,000,000	2,636,280	(b)
San Francisco, CA, Airport Improvement Corp., Lease Revenue, United Airlines Inc.	8.000%	7/1/13	55,000	60,867	(b)
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue:
Senior Lien	0.000%	1/1/16	60,000,000	54,781,800	(b)
Senior Lien	0.000%	1/1/17	17,500,000	15,487,675	(b)
Senior Lien	0.000%	1/1/18	25,000,000	21,189,750	(b)
Senior Lien	0.000%	1/1/19	20,000,000	16,027,600	(b)
San Marcos, CA, PFA, Public Facilities Revenue	0.000%	1/1/19	4,310,000	3,303,400	(b)
Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project	10.300%	3/1/11	110,000	112,671	(b)
Sequoia, CA, Hospital District Revenue	5.375%	8/15/23	1,250,000	1,379,075	(b)

Total Pre-Refunded/Escrowed to Maturity				137,333,197

Solid Waste/Resource Recovery - 0.3%
El Centro, CA, Financing Authority Water & Wastewater Revenue, AMBAC	5.125%	10/1/27	1,900,000	1,790,465
Sacramento County, CA, Sanitation District Financing Authority Revenue, Refunding Bonds	6.000%	12/1/14	250,000	252,500

Total Solid Waste/Resource Recovery				2,042,965

Special Tax Obligation - 9.3%
Corona-Norco, CA, USD, Special Tax, Community Facilities District No. 98-1, NATL	5.500%	9/1/33	5,000,000	5,206,000
La Quinta, CA, RDA, Tax Allocation, Redevelopment Project, Area No. 1, AMBAC	5.125%	9/1/32	6,500,000	6,208,345
Los Angeles County, CA, Community Facilities, District No. 3, Special Tax, AGM	5.500%	9/1/14	3,250,000	3,281,655
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.750%	8/1/37	5,000,000	5,171,800
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	10,000,000	10,157,400

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - continued
Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Development Project, AGM, Refunding	5.250%	9/1/20	$1,500,000	$1,502,610
Riverside County, CA, Transportation Commission Sales Tax Revenue, Ltd. Tax	5.000%	6/1/32	20,000,000	20,165,400
Sacramento, CA, Area Flood Control Agency, Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	10,000,000	10,599,300
Salida, CA, Area Public Facilities Financing Agency, Community Facilities District, Special Tax Revenue No. 1988-1, AGM	5.250%	9/1/18	2,800,000	2,804,620
Santa Margarita-Dana Point, CA, Authority Revenue, Water Improvement Districts 3, 3A, 4, & 4A, NATL	7.250%	8/1/14	1,500,000	1,720,515
Whittier, CA, Public Financing Authority Revenue, Refunding, AMBAC	5.000%	11/1/30	2,695,000	2,433,262

Total Special Tax Obligation				69,250,907

Transportation - 18.7%
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	5.000%	4/1/34	4,175,000	4,184,853
San Francisco Bay Area	5.000%	10/1/42	8,625,000	8,177,794
Fresno, CA, Airport Revenue, AGM	5.500%	7/1/30	1,250,000	1,259,912
Long Beach, CA, Airport Senior Revenue	5.000%	6/1/40	6,130,000	5,874,808
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport	5.000%	5/15/34	12,500,000	12,397,375
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport	5.000%	5/15/40	22,500,000	22,170,425
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	16,000,000	16,367,680
Sacramento County, CA, Airport System Revenue:
AGM	5.750%	7/1/24	5,000,000	5,337,800	(a)
PFC/Grant	6.000%	7/1/35	20,000,000	21,080,200
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/40	10,000,000	9,582,800
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/40	6,350,000	6,085,078
San Francisco, CA, City & County Airports Commission, International Airport Revenue	6.750%	5/1/11	10,000,000	10,245,900	(a)(c)
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	10,000,000	10,142,100
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Refunding	5.250%	5/1/26	6,000,000	6,249,960

Total Transportation				139,156,685

Water & Sewer - 1.2%
Clovis, CA, Sewer Revenue, NATL	5.200%	8/1/28	6,000,000	6,007,140
San Luis Obispo County, CA, Financing Authority Revenue, Lopez Dam Improvement, NATL	5.375%	8/1/30	3,205,000	3,206,314

Total Water & Sewer				9,213,454

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $680,769,275)				737,840,101

SHORT-TERM INVESTMENTS - 0.9%
General Obligation - 0.9%
Commonwealth of Puerto Rico, GO:

Public Improvement, AGM, LOC-Wells Fargo Bank N.A.	0.220%	7/1/32	6,200,000	6,200,000	(d)(e)
Public Improvement, AGM, SPA-Dexia Credit Local	0.300%	7/1/18	500,000	500,000	(d)(e)

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,700,000)				6,700,000

TOTAL INVESTMENTS - 99.9% (Cost - $687,469,275#)				744,540,101
Other Assets in Excess of Liabilities - 0.1%				411,071

TOTAL NET ASSETS - 100.0%				$744,951,172

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(e)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HFA	— Housing Finance Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MGIC	— Mortgage Guaranty Insurance Corporation - Insured Bonds
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
RDA	— Redevelopment Agency
RIBS	— Residual Interest Bonds
SAVRS	— Selected Auction Variable Rate Securities
SPA	— Standby Bond Purchase Agreement - Insured Bonds
UGRIC	— United Guaranty Residential Insurance Company - Insured Bonds
USD	— Unified School District

Ratings Table*

S&P/Moody’s/Fitch**
AAA/Aaa	17.4%
AA/Aa	29.2
A	49.0
BBB/Baa	2.9
A-1/VMIG 1	0.9
NR	0.6

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 6 through 8 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of on obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$737,840,101	—	$737,840,101

Short-term investments†	—	6,700,000	—	6,700,000

Total investments	—	$744,540,101	—	$744,540,101

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit, or legal developments or industrial or regional matters specifically affecting California.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At November 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$62,945,837
Gross unrealized depreciation	(5,875,011)

Net unrealized appreciation	$57,070,826

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At November 30, 2010, the Fund did not have any derivative instruments outstanding.

During the period ended November 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$60,995,238

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	January 24, 2011

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	January 24, 2011